STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net loss of the period	$ (97,708)	$ (33,007)	$ (61,354)	$ (73,287)
Accrued expenses increase (decrease)	(4,293)	(19,699)	(4,953)	30,911
Net cash used in operating activities	(102,001)	(52,706)	(66,307)	(42,376)
Financing Activities
Proceeds from issuance of notes payable	94,500
Loans from related parties	9,112	39,665	53,265	55,877
Proceeds from stock subscription	64,640
Net cash provided by financing activities	168,252	39,665	53,265	55,877
Net increase (decrease) in cash and equivalents	66,251	(13,041)	(13,043)	13,501
Cash and equivalents at beginning of the period	459	13,501	13,501
Cash and equivalents at end of the period	66,711	460	459	13,501
Supplemental cash flow information:
Interest paid
Income taxes paid